Finance Income And Costs	12 Months Ended
Dec. 31, 2023
Interest costs [abstract]
Finance Income And Costs

NOTE 7: FINANCE INCOME & COSTS

Finance income for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Finance income from short term deposits	$1,743	$598	$237
Finance income from loan to parent (Note 21)	—	—	4,222
Other finance income	—	—	168
Total finance income	$1,743	$598	$4,627

Finance costs for the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the year ended December 31,
	2023	2022	2021
Interest on debts and borrowings	$55,710	$56,781	$56,390
Deferred finance cost	4,461	3,937	3,509
Interest on lease liabilities	1,384	717	678
Other finance costs	2,085	852	4,722
Total finance costs	$63,640	$62,287	$65,299

As of December 31, 2023, 2022 and 2021, capitalized interest amounted to $826, $0 and $451, respectively. See note 10 “Tangible Assets”.